Fair Value Measurements (Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings
Beginning Balance	(6.2)	(90.8)
Total unrealized gains (losses) included in earnings		(15.0)
Total unrealized gains included in other comprehensive income, net	(20.0)	80.9
Acquisitions, purchases, sales, redemptions, maturities and payments		(24.9)
Acquisitions, purchases, sales, redemptions, maturities and payments	15.9
Ending Balance	(35.2)	(6.2)
Contingent Consideration Related to Acquisitions [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(6.2)	(15.0)
Beginning Balance	(24.9)	(90.8)
Total unrealized gains (losses) included in earnings	(6.2)
Acquisitions, purchases, sales, redemptions, maturities and payments	15.9
Ending Balance		$ (24.9)